Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee and senior management monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the compensation committee’s practice is to approve them at its fourth quarter meeting of the prior year as part of the annual compensation review. Our Board then reviews (and approves in the case of Mr. Richman) the annual equity grants to NEOs as part of its regular first quarter meeting. Because the Board’s and the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the compensation committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or to incentivize key business priorities. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
During 2024, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method	When making regular annual equity grants, the compensation committee’s practice is to approve them at its fourth quarter meeting of the prior year as part of the annual compensation review. Our Board then reviews (and approves in the case of Mr. Richman) the annual equity grants to NEOs as part of its regular first quarter meeting. Because the Board’s and the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the compensation committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or to incentivize key business priorities. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false